Document and Entity Information	Mar. 28, 2024
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	true
Entity Central Index Key	0000052988
Document Type	8-K/A
Document Period End Date	Mar. 28, 2024
Entity Registrant Name	Jacobs Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-7463
Entity Tax Identification Number	88-1121891
Entity Address, Address Line One	1999 Bryan Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	583-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $1 par value
Trading Symbol	J
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K supplements and amends Item 5.02 of the Current Report on Form 8-K filed on April 1, 2024 (the “Original Form 8-K”) to disclose information regarding material modifications to a material compensatory plan, contract or arrangement as to which a named executive officer of the registrant participates that were effected pursuant to an agreement entered into subsequent to the filing of the Original Form 8-K. Except as set forth below, the Original 8-K is not being amended.